SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE BENEFIT (Details) (Parenthetical)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Statutory income tax rate	17.00%	17.00%	17.00%